Document and Entity Information	Sep. 10, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000703604
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	DISTRIBUTION SOLUTIONS GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	0-10546
Entity Tax Identification Number	36-2229304
Entity Address, Address Line One	301 Commerce Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	888
Local Phone Number	611-9888
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $1.00 par value
Trading Symbol	DSGR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false